Accounts Receivable - Net - Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net	$ 306,567	$ 424,945	$ 486,594	$ 942,735
Trade Accounts Receivable Aging Within One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net	214,548	326,404	396,629	893,328
Trade Accounts Receivable Aging Greater Than One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net	86,339	84,113	70,720	20,803
Trade Receivables
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net	$ 300,887	$ 410,517	$ 467,349	$ 914,131